Cryptocurrencies	12 Months Ended
Dec. 31, 2025
Cryptocurrencies [Abstract]
CRYPTOCURRENCIES
7.	CRYPTOCURRENCIES

As of December 31, 2025 and 2024, the Group’s cryptocurrencies consist of the following:

	At December 31,
In thousands of USD	2025	2024
Cryptocurrencies other than USDC	83,075	77,535
USDC	2	2
Total cryptocurrencies	83,077	77,537

	At December 31,
In thousands of USD	2025	2024
Bitcoin – receivables	135,558	-
Total cryptocurrencies – receivables	135,558	-

Cryptocurrencies

The details of cryptocurrencies are as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Cost:
Beginning balances	78,479	15,377	2,179
Additions	596,742	311,966	310,265
Disposals and payments	(374,429)	(248,864)	(297,067)
Transfer for collateral (1)	(213,021)	-	-
Ending balances	87,771	78,479	15,377
Impairment:
Beginning balances	(942)	(6)	(4)
Additions	(3,752)	(936)	(2)
Ending balances	(4,694)	(942)	(6)
Net book value:
Beginning balances	77,537	15,371	2,175
Ending balances	83,077	77,537	15,371

The supplemental information of cryptocurrencies other than USDC is as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Cost:
Beginning balances	78,477	15,342	2,090
Additions	569,626	307,661	302,621
Disposals and payments	(347,313)	(244,526)	(289,369)
Transfer for collateral (1)	(213,021)	-	-
Ending balances	87,769	78,477	15,342
Impairment:
Beginning balances	(942)	(6)	(4)
Additions	(3,752)	(936)	(2)
Ending balances	(4,694)	(942)	(6)
Net book value:
Beginning balances	77,535	15,336	2,086
Ending balances	83,075	77,535	15,336

(1)	Represents Bitcoin pledged to BIT Group, a related party for loan collateral purposes.

The management’s estimates of impairment provision of cryptocurrencies other than USDC are made based on the current market prices of cryptocurrencies as of each balance sheet date. Fluctuations in the market price of cryptocurrencies after the balance sheet date is not considered in determining the provision for impairment of cryptocurrencies other than USDC.

Cryptocurrencies – receivables

As of December 31, 2025, the Group has pledged 1,533.5 Bitcoin (US$135.6 million equivalent) to BIT Group, a related party in connection with borrowings facility drawdowns. Refer to Note 24 for more details.

The details of cryptocurrencies – receivables are as follows:

In thousands of USD	Year ended December 31, 2025

Beginning balances	-
Transfer from cryptocurrencies	213,021
Repayment of borrowings from a related party	(50,753)
Net fair value changes recognized in profit or loss	(26,710)
Ending balances	135,558